Finance Costs - Schedule of Finance Costs (Detail) - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Finance Costs [Abstract]
Interest Expense – Short-Term Borrowings and Long-Term Debt		$ 76	$ 94	$ 229	$ 285
Net Premium (Discount) on Redemption of Long-Term Debt		0	(84)	0	(84)
Interest Expense – Lease Liabilities (Note 11)		40	41	119	121
Unwinding of Discount on Decommissioning Liabilities (Note 14)		56	55	169	165
Other		9	5	30	18
Capitalized Interest		(12)	(5)	(30)	(12)
Total finance costs		169	106	517	493
Interest income		(51)	(33)	(123)	(100)
Finance costs	[1]	$ 118	$ 73	$ 394	$ 393

[1]	Revised presentation as of January 1, 2024. See Note 3.